FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of estimated fair values of the company's financial instruments

		Fair Value Measurements at December 31, 2012 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$71,414,598	$71,414,598	$—	$—	$71,414,598
Interest-earning time deposits	1,749,744	—	1,749,744	—	1,749,744
Federal Home Loan Bank stock	2,887,763	—	—	—	N/A
Loans, net (excluding impaired loans at fair value)	390,513,946	—	—	398,541,271	398,541,271
Accrued interest receivable	1,592,307	—	445,151	1,147,156	1,592,307

Financial liabilities:
Non-interest bearing deposits	60,330,245	60,330,245	—	—	60,330,245
Interest-bearing deposits	400,043,801	249,519,944	151,235,158	—	400,755,102
Federal Home Loan Bank advances	21,966,750	—	22,222,771	—	22,222,771
Securities sold under agreement to repurchase	34,494,579	—	34,494,579	—	34,494,579
Subordinated debentures	4,000,000	—	4,000,000	—	4,000,000
Accrued interest payable	284,270	27,481	256,789	—	284,270

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets:
Cash and cash equivalents	$39,361,409	$39,361,409
Interest-earning time deposits	1,738,498	1,738,498
Federal Home Loan Bank stock	6,306,273	N/A
Loans, net (excluding impaired loans at fair value)	377,014,617	388,315,138
Accrued interest receivable	1,726,319	1,726,319

Financial liabilities:
Non-interest bearing deposits	39,256,851	39,256,851
Interest-bearing deposits	375,501,432	376,697,157
Federal Home Loan Bank advances	26,944,000	27,208,915
Securities sold under agreement to repurchase	36,874,298	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	417,828	417,828